Acquisition (Details 2) (USD $)	0 Months Ended
Feb. 25, 2013
Acquired Intangible assets
Gross cost	$ 18,614,000
Customer relationships
Acquired Intangible assets
Estimated useful life	7 years
Gross cost	12,074,000
Non-compete agreements
Acquired Intangible assets
Estimated useful life	2 years
Gross cost	2,767,000
Trade names
Acquired Intangible assets
Estimated useful life	4 years
Gross cost	704,000
Other
Acquired Intangible assets
Estimated useful life	3 years
Gross cost	$ 3,069,000